Condensed Financial Information of the Parent Company (Details) - Schedule of Parent Company Statements of Cash Flows - Jin Medical International Ltd [Member] - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 2,878,230	$ 2,706,527	$ 2,193,088
Adjustments to reconcile net cash flows from operating activities:
Equity in earnings of subsidiary and VIE and VIE’s subsidiaries	(3,438,272)	(2,706,527)	(2,193,088)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(60,000)
Accrued liabilities and other payables	160,000
Net cash used in operating activities	(460,042)
CASH FLOWS FROM INVESTING ACTIVITIES:
Payments for short-term investments	(8,933,357)
Redemption of short-term investments	3,633,357
Due from intercompany	(200)
Net cash used in investing activities	(5,300,200)
CASH FLOWS FROM FINANCING ACTIVITIES:
Gross proceeds from initial public offerings	8,000,000
Direct costs disbursed from initial public offerings proceeds	(1,212,779)
Proceeds from exercise of over-allotment option	336,638
Net cash provided by financing activities	7,123,859
CHANGES IN CASH	1,363,617
Cash, beginning of year
Cash, end of year	$ 1,363,617